Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Deposits, Federal Home Loan Bank Advances and Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 10 – FEDERAL HOME LOAN BANK ADVANCES

At year end, long-term advances from the FHLB were as follows:

	Rate	2011	2010
Fixed-rate advances:
Maturing:
March 2011	1.90%	$—	$2,200
April 2011	2.88%	—	3,000
July 2011	3.85%	—	3,000
April 2012	2.30%	5,000	5,000
June 2012	2.05%	742	742
January 2014	3.12%	5,000	5,000
May 2014	3.06%	5,000	5,000

Total		$15,742	$23,942

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

The advances were collateralized as follows:

	2011	2010
Single-family mortgage loans	$11,141	$14,922
Multi-family mortgage loans	4,222	10,670
Commercial real estate loans	3,384	1,985
Securities	9,336	10,657
Cash	800	800

Total	$28,883	$39,034

Based on the collateral pledged to FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $20,222 from the FHLB at year-end 2011. The decrease in multi-family mortgage loans pledged to FHLB was due to the credit quality of certain loans previously pledged which did not continue to meet eligibility requirements, as well as principal repayments and payoffs. In May 2011, CFBank was notified by the FHLB that, due to regulatory considerations, CFBank was only eligible for future advances with a maximum maturity of one year. In November 2011, CFBank was notified by the FHLB that the maximum maturity for future advances was further reduced to 180 days.

Payments over the next five years are as follows:

2012	$5,742
2013	—
2014	10,000

Total	$15,742